Capital and financial risk management - Net financial instruments - Derivative financial assets (liabilities), net (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Gross amount	€ 4,409	€ 1,190
Amounts presented in balance sheet	4,409	1,190
Cash collateral	(4,177)	(930)
Net amount	€ 232	€ 260